Accounts payable and accrued liabilities	12 Months Ended
Dec. 31, 2016
Payables and Accruals [Abstract]
Accounts Payable, Accrued Liabilities, and Other Liabilities Disclosure, Current [Text Block]
9.	Accounts payable and accrued liabilities:

	December 31,	December 31,
	2016	2015

Trade accounts payable	$3,924	$3,474
Employee-related accruals	2,637	3,744
Interest payable on deferred consideration (note 11)	24	45
Other accrued liabilities	1,436	3,225

	$8,021	$10,488